Pioneer Real
Estate Shares
Schedule of Investments  |  March 31, 2022

A: PWREX	C: PCREX	Y: PYREX

Schedule of Investments  |  3/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 96.5% of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 93.3%
10,334	American Assets Trust, Inc.	$ 391,555
12,192	Apartment Income REIT Corp.	651,784
85,921	Apple Hospitality REIT, Inc.	1,544,000
9,809	AvalonBay Communities, Inc.	2,436,261
10,994	Boston Properties, Inc.	1,416,027
92,794	Brixmor Property Group, Inc.	2,395,013
14,034	Camden Property Trust	2,332,451
4,147	Centerspace	406,904
18,452	EastGroup Properties, Inc.	3,750,923
13,045	EPR Properties	713,692
2,503	Equinix, Inc.	1,856,275
22,905(a)	Equity Commonwealth	646,150
16,771	Extra Space Storage, Inc.	3,448,118
7,787	First Industrial Realty Trust, Inc.	482,093
31,607	Gaming and Leisure Properties, Inc.	1,483,317
26,325	Gladstone Land Corp.	958,757
30,902	Global Net Lease, Inc.	486,088
18,404	Healthcare Trust of America, Inc., Class A	576,781
57,865	Independence Realty Trust, Inc.	1,529,951
38,499	Invitation Homes, Inc.	1,546,890
21,511	Iron Mountain, Inc.	1,191,925
31,643	Kilroy Realty Corp.	2,418,158
104,258	Kimco Realty Corp.	2,575,173
35,751	Kite Realty Group Trust	814,050
16,196	Life Storage, Inc.	2,274,404
14,338	MGM Growth Properties LLC, Class A	554,881
14,830	Mid-America Apartment Communities, Inc.	3,106,143
47,095	National Storage Affiliates Trust	2,955,682
22,971	NexPoint Residential Trust, Inc.	2,074,511
48,099	Prologis, Inc.	7,767,027
8,151	Public Storage	3,181,172
36,293	Rexford Industrial Realty, Inc.	2,707,095
31,811	RPT Realty	438,037
6,259(a)	Ryman Hospitality Properties, Inc.	580,647
16,571	Sabra Health Care REIT, Inc.	246,742
11,506	Simon Property Group, Inc.	1,513,729
6,550	Sun Communities, Inc.	1,148,150
49,334	UDR, Inc.	2,830,292
32,728	Ventas, Inc.	2,021,281
37,186	Welltower, Inc.	3,575,062
	Total Equity Real Estate Investment Trusts (REITs)	$73,027,191
1Pioneer Real Estate Shares |  | 3/31/22

Shares		Value
	Hotels, Restaurants & Leisure — 1.6%
1,972(a)	Airbnb, Inc., Class A	$ 338,711
6,799	Choice Hotels International, Inc.	963,826
	Total Hotels, Restaurants & Leisure	$1,302,537
	Real Estate Management & Development — 1.6%
8,045(a)	Howard Hughes Corp.	$ 833,542
25,626	Newmark Group, Inc., Class A	407,966
	Total Real Estate Management & Development	$1,241,508
	Total Common Stocks (Cost $54,129,516)	$75,571,236

	SHORT TERM INVESTMENTS — 3.8% of Net Assets
	Open-End Fund — 3.8%
2,943,981(b)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 2,943,981
		$2,943,981
	TOTAL SHORT TERM INVESTMENTS (Cost $2,943,981)	$2,943,981
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $57,073,497)	$78,515,217
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(235,865)
	net assets — 100.0%	$78,279,352
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
Pioneer Real Estate Shares |  | 3/31/222

Schedule of Investments  |  3/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$75,571,236	$—	$—	$75,571,236
Open-End Fund	2,943,981	—	—	2,943,981
Total Investments in Securities	$78,515,217	$—	$—	$78,515,217
During the period ended March 31, 2022, there were no transfers in or out of Level 3.
3Pioneer Real Estate Shares |  | 3/31/22